(bullet) BT INSTITUTIONAL FUNDS (bullet)



                                  INSTITUTIONAL
                              TREASURY ASSETS FUND




                                  ANNUAL REPORT
                             DECEMBER (bullet) 1997


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Institutional Treasury Assets Fund

Table of Contents
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            Letter to Shareholders                                          3

            Institutional Treasury Assets Fund

               Schedule of Portfolio Investments                            4
               Statement of Assets and Liabilities                          5
               Statement of Operations                                      5
               Statement of Changes in Net Assets                           6
               Financial Highlights                                         6
               Notes to Financial Statements                                7
               Report of Independent Accountants                            8


                                       2


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Institutional Treasury Assets Fund

Letter to Shareholders
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We are pleased to present you with this first annual report for the
Institutional Treasury Assets Fund, providing a detailed review of the market and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. Please note that while the following report reviews the calendar year, the Institutional Treasury Assets Fund's inception date is December 1, 1997, and thus it has not been in operation for a full year.

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                                   Objective
Seeks high level of current income consistent with liquidity and the preservation of capital.
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The manager of the Institutional Treasury Assets Fund (the "Fund") seek to produce competitive yields by staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions change. The Fund's annualized 7-day effective yield of 5.58% as of December 31, 1997 was higher than the 5.33% yield of the IBC Government Only-Institutional Only Money Funds average.* The 7-day net current yield was 5.43% for the Fund as of December 31, 1997.

MARKET ACTIVITY

For virtually the entire year, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs. Against this exceptional backdrop, the money markets were rather quiet, with yields remaining relatively stable and the money market yield curve reasonably flat.


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                             Investment Instruments
U.S. Treasury obligations, U.S. government obligations and repurchase agreements.
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The only real interruption to this stability was early in the year. A rapidly growing economy in the first quarter, supported by strong consumer spending and home building, prompted the Federal Reserve Board to increase the Fed Funds rate from 5.25% to 5.50% on March 25, 1997--the first increase in over two years. Following this, inflationary pressures did not increase, signs pointed to a slowing economy, and the Federal Reserve Board remained on hold throughout the rest of the year. A high level of consumer confidence, strong employment gains and rising incomes further helped support the low price volatility within the money markets. During the fourth quarter, developments in the Far East overshadowed the ongoing favorable performance of the U.S. economy. However, to date, there has been little evidence of any meaningful impact of the turmoil abroad on domestic activity.


                [Pie Chart Appears Here - See Plot Points Below]

                    Diversification of Portfolio Investments
                     By Asset Type as of December 31, 1997
                    (percentages are based on market value)

U.S. Treasury Notes 26%

U.S. Treasury Bills 10%

U.S. Government and Agency Discounts 21%

Repurchase Agreements 43%




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                          Status at December 31, 1997
                        Seven day effective yield: 5.58%
                           Average maturity: 35 days
                             Net Assets: $94 million
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MANAGER OUTLOOK
As we enter 1998, the underlying fundamentals impacting the consumer--a tight labor market, low inflation, low interest rates and strong economic growth--are similar to those of most of 1997. Current data also supports the notion that the Federal Reserve Board is on hold. However, the Asian crisis still looms, as the delayed effect of the retrenchment in the region may still filter into the U.S. Given this scenario, we expect a continued flight to quality, which will allow short-term U.S. Treasuries to remain expensive to the repurchase agreement market for some time. Seeing no reason to extend at this time, we intend to maintain a short-to-neutral average maturity for the near term.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Treasury Assets Fund and look forward to continuing to serve your investment needs for many years ahead.


                                /s/ Darlene Rasel
                               -------------------
                                  Darlene Rasel
                            Portfolio Manager of the
                              Treasury Assets Fund
                                December 31, 1997

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*  Past performance is not indicative of future results. Yields will vary.
   Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.


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Institutional Treasury Assets Fund

Schedule of Portfolio Investments December 31, 1997
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Principal
 Amount               Description                Value
---------             -----------                -----

              UNITED STATES TREASURY NOTES - 25.49%
$ 13,000,000  7.875%, 1/15/98               $13,010,954
   8,000,000  5.875%, 4/30/98                 8,009,150
   3,000,000  8.25%, 7/15/98                  3,040,758
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Total United States Treasury Notes
  (Amortized Cost $24,060,862)               24,060,862
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              UNITED STATES TREASURY BILLS - 10.57%
  10,000,000  5.17%, 1/22/98
  (Amortized Cost $9,971,278)                 9,971,278
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              UNITED STATES GOVERNMENT AND
              AGENCY OBLIGATIONS - 20.52%
   3,000,000  Federal Farm Credit
               5.90%, 6/02/98                 3,001,397
   8,000,000  Federal Home Loan Mortgage Co.
               5.58%, 2/25/98                 7,933,040
   3,485,000  Federal National Mortage Association
               Discounted Note
               5.689%, 1/07/98                3,482,246
   5,000,000  Federal National Mortgage Association
               Discounted Note
               5.57%, 3/03/98                 4,953,583
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Total United States Government and Agency
  Discounts
  (Amortized Cost $19,370,266)               19,370,266
                                            -----------

              REPURCHASE AGREEMENTS - 43.18%

  15,000,000  Repurchase Agreement
               with Canadian Imperial Bank
               of Commerce, dated 12/31/97,
               6.50%, Principal & Interest
               in the amount of $15,005,417,
               due 1/02/98 (Collaterized by
               U.S. Treasury Bonds, Par
               Value of $12,109,000, Coupon
               rate of 8.125%, due 5/15/21,
               Value of $15,390,286)         15,000,000

  15,000,000  Repurchase Agreement
               with J.P. Morgan, dated
               12/31/97, 6.25%, Principal
               & Interest in the amount of
               $15,005,208, due 1/02/98,
               (Collaterized by Federal
               National Mortgage Association
               Global Bond, Par Value of
               $14,590,000, Coupon rate of
               6.55%, due 9/12/05, Value of
               $15,330,350)                  15,000,000


Principal
 Amount               Description                Value
---------             -----------                -----

$  3,000,000  Repurchase Agreement
               with Greenwich Capital, dated
               12/31/97, 6.60%, Principal &
               Interest in the amount of
               $3,001,100, due 1/02/98,
               (Collaterized by U.S.
               Treasury Bills, Par Value
               of $3,101,000, Coupon rate
               of 6.60%, due 3/26/98,
               Value of $3,063,263)         $ 3,000,000

   3,483,602  Repurchase Agreement
               with West Deutsche Bank, dated
               12/31/97, 6.625%, Principal &
               Interest in the amount of
               $3,484,884, due 1/02/98,
               (Collaterized by U.S.
               Treasury Notes/Bonds, Par
               Value of $2,213,112, Coupon
               rate of 11.25%, due 2/15/15,
               Value of $3,561,550)           3,483,602

   4,274,593  Tri-Party Repurchase Agreement
               with Goldman Sachs, dated
               12/31/97, 5.20%, Principal &
               Interest in the amount of
               $4,275,828, due 1/02/98,
               (Collaterized by U.S.
               Treasury Bond, Par Value
               of $4,239,000, Coupon rate
               of 8.125%, due 11/15/27,
               Value of $4,360,317)           4,274,593
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Total Repurchase Agreements
  (Amortized Cost $40,758,195)               40,758,195
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Total Investments
  (Amortized Cost $94,160,601)     99.76%   $94,160,601
Other Assets Less Liabilities       0.24%       225,492
                                  -------   -----------
Net Assets                        100.00%   $94,386,093
                                  -------   -----------
                                  -------   -----------


                   See Notes to Financial Statements on Page 7


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Institutional Treasury Assets Fund

Statement of Assets and Liabilities December 31, 1997
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Assets
   Investments, at Value (including repurchase
     agreements amounting to $40,758,195)*                    $    94,160,601
   Interest Receivable                                                674,125
   Deferred Organization Expenses                                       3,000
                                                              ---------------
Total Assets                                                       94,837,726
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Liabilities
   Dividends Payable                                                  435,798
   Accrued Expenses and Other                                          15,835
                                                              ---------------
Total Liabilities                                                     451,633
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Net Assets                                                    $    94,386,093
                                                              ---------------
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Shares Outstanding ($0.001 par value per share, unlimited
  number of shares of beneficial interest authorized)              94,385,809
                                                              ---------------
                                                              ---------------
Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding)                  $          1.00
                                                              ---------------
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Composition of Net Assets
   Paid-in Capital                                            $    94,385,809
   Accumulated Net Realized Gain From Investment Transactions             284
                                                              ---------------
Net Assets                                                    $    94,386,093
                                                              ---------------
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*  Value represents amortized cost




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Statement of Operations
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                                                                For the period
                                                               December 1, 1997
                                                               (Commencement of
                                                                Operations) to
                                                              December 31, 1997
                                                              -----------------
Investment Income
   Interest Income                                             $       448,632
                                                               ---------------
Expenses
   Advisory Fees                                                        12,032
   Administration and Services Fees                                      8,021
   Printing and Shareholder Reports                                      4,500
   Professional Fees                                                    12,250
   Trustees Fees                                                           410
   Registration Fees                                                    27,844
   Miscellaneous                                                            54
                                                               ---------------
   Total Expenses                                                       65,111
   Less:  Expenses Waived and Reimbursed by Bankers Trust              (52,277)
                                                               ---------------
      Net Expenses                                                      12,834
                                                               ---------------
Net Investment Income                                                  435,798
Realized Gain from Investment Transactions                                 284
                                                               ---------------
Net Increase in Net Assets from Operations                     $       436,082
                                                               ---------------
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                   See Notes to Financial Statements on Page 7


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Institutional Treasury Assets Fund

Statement of Changes in Net Assets
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                                                                For the period
                                                               December 1, 1997
                                                               (Commencement of
                                                                Operations) to
                                                              December 31, 1997
                                                              -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                       $       435,798
   Net Realized Gain from Investment Transactions                          284
                                                               ---------------
Net Increase in Net Assets from Operations                             436,082
                                                               ---------------
Distributions to Shareholders
   Net Investment Income                                              (435,798)
                                                               ---------------
Capital Transactions in Shares of Beneficial Interest
 (at net asset value of $1.00 per share)*
   Proceeds from Sales of Shares                                   246,463,863
   Cost of Shares Redeemed                                        (152,078,054)
                                                               ---------------
Net Increase from Capital Transactions in Shares of
 Beneficial Interest                                                94,385,809
                                                               ---------------
Total Increase in Net Assets                                        94,386,093
Net Assets
Beginning of Period                                                          0
                                                               ---------------
End of Period                                                  $    94,386,093
                                                               ---------------
                                                               ---------------

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* As of December 31, 1997, one shareholder held more than 5% of the Fund's outstanding shares.


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Financial Highlights
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Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the Institutional Treasury Assets Fund.

                                                                For the period
                                                               December 1, 1997
                                                               (Commencement of
                                                                Operations) to
                                                              December 31, 1997
                                                              -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                             $     1.0000
                                                                 ------------
Income from Investment Operations
   Net Investment Income                                               0.0046
   Net Realized Gain from Investment Transactions                      0.0000+
                                                                 ------------
Total from Investment Operations                                       0.0046
                                                                 ------------
Distributions to Shareholders
   Net Investment Income                                              (0.0046)
                                                                 ------------
Net Asset Value, End of Period                                   $     1.0000
                                                                 ------------
                                                                 ------------
Total Investment Return for Period                                      0.46%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                      $     94,386
   Ratios to Average Net Assets:
      Net Investment Income                                             5.43%*
      Expenses                                                          0.16%*
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust                      0.81%*

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*  Annualized.
+  Less than $0.0001.


                   See Notes to Financial Statements on Page 7


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Institutional Treasury Assets Fund

Notes to Financial Statements
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Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 1, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The following summarizes the significant accounting policies of the Fund:

B.  Security Valuation
Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Fund's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the specific identification basis.

D.  Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E.  Dividends
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains, if any, earned by the Fund will be made annually.

F.  Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

H.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Fund's average daily net assets. For the period ended December 31, 1997, this fee aggregated $6,574.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of average daily net assets. For the period ended December 31, 1997, this fee aggregated $8,826.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period ended December 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.16 of 1% of the average daily net assets of the Fund. For the period ended December 31, 1997, expenses of the Fund have been reduced by $52,227.

Certain officers of the Fund are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.


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Institutional Treasury Assets Fund

Report of Independent Accountants
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To the Board of Trustees and Shareholders of Institutional Treasury Assets Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Institutional Treasury Assets Fund (one of the Funds comprising BT Institutional Funds), as of December 31, 1997, and the related statement of operations, changes in net assets and financial highlights for the period December 1, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Treasury Assets Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period December 1, 1997, (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.


                                                     Coopers & Lybrand L.L.P.

Philadelphia, Pennsylvania
February 18, 1998


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BT INSTITUTIONAL FUNDS

INSTITUTIONAL TREASURY ASSETS FUND







Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103


Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022



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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
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